OTHER CURRENT AND NON-CURRENT ASSETS	12 Months Ended
Oct. 31, 2022
OTHER CURRENT AND NON-CURRENT ASSETS
OTHER CURRENT AND NON-CURRENT ASSETS

NOTE 5 – OTHER CURRENT AND NON-CURRENT ASSETS

At October 31, 2022 and 2021, other current and non-current assets consisted of the following:

	October 31, 2022	October 31, 2021
Prepaid professional fees (1)	$108,345		$263,030
Prepaid directors’ and officers’ liability insurance premium	—		214,188
Recoverable VAT	33,553		67,105
Security deposit	24,251		66,748
Other	22,886		42,860
Total	$189,035	S	653,931

Current portion	$168,957		$465,650
Non-current portion	20,078		188,281
Total	$189,035		$653,931

(1)	Prepaid professional fees mainly relate to cash paid in advance for consulting and advisory service. These amounts are recognized as expense over the related service periods.